Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
WHITEWOLF Publicly Listed Private Equity ETF | WHITEWOLF Publicly Listed Private Equity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	(6.45%)	30.92%